Other Assets	12 Months Ended
Mar. 31, 2013
Other Assets

9.    Other Assets

Other assets at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Capitalized computer software, net	¥4,635	¥5,893
Investments in non-marketable securities	613	706
Other	4,968	4,869

Total other assets	¥10,216	¥11,468

KONAMI acquired computer software of ¥3,510 million and ¥3,901 million in fiscal years 2012 and 2013, respectively.

Capitalized computer software at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Capitalized computer software, at cost	¥23,913	¥27,408
Less—Accumulated amortization	(19,278)	(21,515)

Capitalized computer software, net	¥4,635	¥5,893

Amortization expense of computer software for the years ended March 31, 2011, 2012 and 2013 amounted to ¥3,637 million, ¥1,993 million and ¥2,595 million, respectively.

Estimated amortization expense of computer software for the following years is as follows:

Millions of Yen
Year ending March 31,
2014	2,469
2015	1,516
2016	981
2017	620
2018	307

Amortization expense of other intangible assets for the years ended March 31, 2011, 2012 and 2013 amounted to ¥122 million, ¥43 million and ¥50 million, respectively.